SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2019
SHORT-TERM LOANS
SHORT-TERM LOANS

4.             SHORT-TERM LOANS

Short-term loans as of December 31, 2019 represents bank borrowings of RMB 200,000 obtained from domestic commercial banks. The short-term loan of RMB 100,000 bears interest rates of one year Loan Prime Rate (“LPR”) plus 1.45%, RMB 35,000 applying a fixed rate of 5.95%, and RMB 65,000 applying a fixed rate of 5.45%.